Income from operations	12 Months Ended
Dec. 31, 2024
Income from operations [Abstract]
Income from operations
6    Income from operations

Accounting policies
Revenue recognition
The company recognizes revenue when it transfers control over a good or service to a customer, in an amount that reflects the consideration (i.e., transaction price) to which the company expects to be entitled in exchange for the good or service. The consideration expected by the company may include fixed and/or variable amounts which can be impacted by sales returns, trade discounts and volume rebates. The company adjusts the consideration for the time value of money if the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds six months.
Transfer of control varies depending on the individual terms of the contract of sale. For consumer-type products in the Personal Health segment, control is transferred when the product is shipped and delivered to the customer and title and risk have passed to the customer (depending on the delivery conditions) and acceptance of the product has been obtained.
Revenues from transactions relating to distinct goods or services are accounted for separately based on their relative stand-alone selling prices. The stand-alone selling price is the price that would be charged for the goods or service in a separate transaction under similar conditions to similar customers. The transaction price is determined (considering variable considerations) and allocated to performance obligations based on their relative stand-alone selling prices. These transactions mainly occur in the segments Diagnosis & Treatment and Connected Care and include arrangements that require subsequent installation and training activities to make distinct goods operable for the customer. As such, the related installation and training activities are part of equipment sales rather than separate performance obligations. Revenue is recognized when the performance obligation is satisfied, i.e., when the installation has been completed and the equipment is ready to be used by the customer in the way contractually agreed.
Variable consideration is included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur once associated uncertainties are resolved. Such assessment is performed on each reporting date to check whether it is constrained. For products for which a right of return exists during a defined period, revenue recognition is determined based on the historical pattern of actual returns, or in cases where such information is not available, revenue recognition is postponed until the return period has lapsed. Return policies are typically based on customary return arrangements in local markets. A provision is recognized for assurance-
type product warranty at the time of revenue recognition and reflects the estimated costs of replacement and free-of-charge services that will be incurred by the company with respect to the products sold. For certain products, the customer has the option to purchase the warranty separately, which is considered a separate performance obligation on top of the assurance-type product warranty. For such warranties which provide distinct service, revenue recognition occurs on a straight-line basis over the extended warranty contract period. Occasionally, the company may offer a full or partial refund of consideration previously paid, for example as part of the resolution to warranty related matters. In such instances, a provision is recognized for the amounts expected to be refunded to customers, and remeasured at each reporting date to reflect changes in the estimated refunds, with a corresponding adjustment to revenue.
In the case of loss under a sales agreement, the loss is recognized immediately. Expenses incurred for sales commissions that are considered incremental to the contracts are recognized immediately in the consolidated statements of income as selling expenses as a practical expedient under IFRS 15 Revenue from Contracts with Customers.
Sale of goods
Revenues are recognized at a point in time when control of the goods passes to the buyer, based on the allocation of the transaction price to the performance obligation.
Revenue from services
Revenues are recognized over time as the company transfers control of the services to the customer, which is demonstrated by the customer simultaneously receiving and consuming the benefits provided by the company. The amount of revenues is measured by reference to the progress made toward complete satisfaction of the performance obligation, which in general is evenly over time. Service revenue related to repair and maintenance activities for goods sold is recognized ratably over the service period or as services are rendered.
Income from royalties
Royalty income from brand license arrangements and from intellectual property rights, such as technology licenses or patents, is recognized on an accrual basis in accordance with the substance of the relevant agreement.
Shipping and handling
Expenses incurred for shipping and handling are mainly recorded as cost of sales. When shipping and handling are part of a project and billed to the customer, then the related expenses are recorded as cost of sales. Shipping and handling related to sales to third parties are partly recorded as selling expenses. When shipping and handling billed to customers are considered a distinct and separate performance obligation, the fees are recognized as revenue and costs included in cost of sales.
Other business income (expenses)
Other business income (expenses) includes gains and losses on the sale of property, plant and equipment, gains and losses on the sale of businesses, and other gains and losses not related to the company’s operating activities.
Government grants
Grants from governments are recognized at their fair value when there is a reasonable assurance that the grant will be received and the company will comply with the conditions. Grants related to costs are deferred in the consolidated balance sheet and recognized in the consolidated statement of income as a reduction of the related costs that they are intended to compensate. Grants related to assets are deducted from the cost of the asset and presented net in the consolidated balance sheets.
Accounting estimates and judgments
Sales-related accruals
The company has sales promotions-related agreements with distributors and retailers designed to promote the sale of products. Among the programs are arrangements under which rebates and discounts can be earned by the distributors and retailers by attaining agreed upon sales levels, or for participating in specific marketing programs. Management estimates the sales-related accruals associated with these arrangements based on a combination of historical patterns and future expectations regarding which promotional targets are expected to be met by distributors and retailers. Accrued customer rebates are presented as other current liabilities, unless there is a right to offset against the respective accounts receivable.
A breakdown by nature of the income (loss) from operations is as follows:
Philips Group
Sales and costs by nature in millions of EUR

	2022	2023	2024
Sales	17,827	18,169	18,021
Costs of materials used	(4,320)	(4,626)	(4,213)
Employee benefit expenses	(6,952)	(6,903)	(6,641)
Depreciation and amortization¹	(1,602)	(1,261)	(1,390)
Impairment of goodwill	(1,357)	(8)
Shipping and handling	(756)	(668)	(623)
Advertising and promotion	(739)	(700)	(791)
Lease expenses	(39)	(51)	(54)
Other operational costs	(3,609)	(3,535)	(3,351)
Other business income (expenses)	18	(533)	(429)
Income from operations	(1,529)	(115)	529
[1]Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
Sales composition and disaggregation
For information related to sales on a segment and geographical basis, refer to Information by segment and main country.
Philips Group
Sales composition in millions of EUR

	2022	2023	2024
Goods	12,139	12,419	12,198
Services	4,878	4,926	5,003
Royalties	419	434	466
Total sales from contracts with customers	17,435	17,779	17,667
Sales from other sources	391	390	354
Total sales	17,827	18,169	18,021
Total sales from other sources mainly relates to operating leases EUR 222 million (2023: EUR 234 million; 2022 : EUR 258 million). Sales represent revenue from external customers.
As of December 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations from a sale of goods and services was EUR 15,632 million (2023:15,571 million). The company expects to recognize approximately 56% of the remaining performance obligations within 1 year. Revenue expected to be recognized beyond is mostly related to longer term customer service and software contracts.
Sales over time represent services and Other also includes royalties over time (2024: EUR 277 million; 2023: EUR 283 million; 2022: EUR 292 million).
Sales per geographic area are reported based on country of destination.
Philips Group
Disaggregation of Sales per segment in millions of EUR

	2024
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,655	3,070	8,725	65	8,790
Connected Care	2,959	1,886	4,845	289	5,134
Personal Health	3,471	15	3,486		3,486
Other	300	311	611		611
Philips Group	12,385	5,282	17,667	354	18,021
Philips Group
Disaggregation of Sales per segment in millions of EUR

	2023
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,768	2,980	8,749	76	8,825
Connected Care	2,970	1,854	4,824	314	5,138
Personal Health	3,586	16	3,602		3,602
Other	245	360	604	-	604
Philips Group	12,569	5,210	17,779	390	18,169
Philips Group
Disaggregation of Sales per segment in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,295	2,954	8,248	55	8,303
Connected Care	3,079	1,853	4,932	336	5,268
Personal Health	3,615	11	3,626		3,626
Other	274	353	630		630
Philips Group	12,263	5,172	17,435	391	17,827
Philips Group
Disaggregation of Sales per geographic area in millions of EUR

	2024
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,698	1,254	3,951	28	3,978
North America	4,958	2,602	7,560	93	7,655
Other mature geographies	893	401	1,294	231	1,526
Mature geographies	8,549	4,256	12,805	353	13,159
Growth geographies	3,836	1,026	4,861	1	4,863
Sales	12,385	5,282	17,667	354	18,021
Philips Group
Disaggregation of Sales per geographic area in millions of EUR

	2023
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,552	1,221	3,770	49	3,819
North America	4,859	2,608	7,470	92	7,562
Other mature geographies	980	398	1,378	248	1,626
Mature geographies	8,392	4,227	12,618	389	13,007
Growth geographies	4,177	984	5,161	1	5,162
Sales	12,569	5,210	17,779	390	18,169
Philips Group
Disaggregation of Sales per geographic area in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,387	1,183	3,572	31	3,603
North America	4,889	2,612	7,502	86	7,588
Other mature geographies	972	399	1,369	274	1,643
Mature geographies	8,248	4,194	12,443	390	12,833
Growth geographies	4,015	978	4,992	1	4,993
Sales	12,263	5,172	17,435	391	17,827
Costs of materials used
Cost of materials used represents the inventory recognized in cost of sales.
Employee benefit expenses

Philips Group
Employee benefit expenses in millions of EUR

	2022	2023	2024
Salaries and wages excluding share-based compensation	5,594	5,635	5,356
Share-based compensation	104	97	104
Post-employment benefit costs	439	402	388
Other social security and similar charges:
Required by law	590	567	580
Voluntary	225	202	211
Employee benefit expenses	6,952	6,903	6,641
The employee benefit expenses relate to employees who are working on the payroll of Philips, both with permanent and temporary contracts.
For further information on post-employment benefit costs, refer to Post-employment benefits.
For details on the remuneration of the members of the Board of Management and the Supervisory Board, refer to Information on remuneration.
Employees
The number (full-time equivalents, or FTEs) of employees by category at year-end is summarized as follows:
Philips Group
Employees by category in FTEs as of December 31

	2022	2023	2024
Production	30,689	28,640	27,478
Research & development	14,169	12,035	10,843
Other	29,082	26,818	27,795
Employees	73,941	67,493	66,116
Third-party workers	3,292	2,163	1,708
Philips Group	77,233	69,656	67,823
Employees consist of those persons working on the payroll of Philips and whose costs are reflected in employee benefit expenses. Other consists of employees in commercial, general and administrative functions. Third-party workers consist of personnel hired on a per-period basis, via external companies.
Philips Group
Employees by geographical location in average FTEs

	2022	2023	2024
Netherlands	11,180	9,794	8,844
Other countries	67,357	62,471	60,113
Philips Group	78,538	72,264	68,956
Depreciation and amortization
Depreciation of property, plant and equipment and amortization of intangible assets, including impairments, are as follows:
Philips Group
Depreciation and amortization[1] in millions of EUR

	2022	2023	2024
Depreciation of property, plant and equipment	711	689	696
Amortization of software	117	98	102
Amortization of acquired intangible assets	363	290	392
Amortization of development costs	411	184	199
Depreciation and amortization	1,602	1,261	1,390
[1]Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
Depreciation of property, plant and equipment is mainly included in cost of sales. Amortization of software is mainly included in general and administration expenses. Amortization of other intangible assets is included in selling expenses for brand names and customer relationships and is included in cost of sales for technology-based and other intangible assets. Amortization of development costs is included in research and development expenses.
Impairment of goodwill
There were no goodwill impairment charges in 2024. In 2023, a goodwill charge of EUR 8 million was recorded for the partial impairment of goodwill allocated to a business that was classified as held-for-sale as of December 31, 2023. For further information refer to Goodwill.
Shipping and handling
Shipping and handling costs are included in cost of sales and selling expenses in the Consolidated statements of income.
Advertising and promotion
Advertising and promotion costs are included in selling expenses in the Consolidated statements of income.
Lease expense
Lease expense relates to short-term and low value leases.
Other operational costs
Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain, among others, expenses for outsourcing services, mainly in Information Technology and Human Resources, third-party workers, consultants, warranty, patents, costs for travelling and external legal services. Government grants of EUR 91 million were recognized as a cost reduction in 2024 (2023: EUR 95 million; 2022: EUR 103 million). The grants mainly relate to research and development activities and business development.
Audit and audit-related fees
The following table shows the fees attributable to the fiscal years 2022, 2023 and 2024 for services rendered by the external auditors.
Philips Group
Audit and audit-related fees in millions of EUR

	2022			2023			2024
	EY NL¹	EY Network	Total	EY NL¹	EY Network	Total	EY NL¹	EY Network	Total
Audit fees	9.5	5.6	15.2	9.9	5.0	14.9	8.9	5.5	14.4
consolidated financial statements	9.5	3.1	12.6	9.9	2.6	12.5	8.9	3.0	11.9
statutory financial statements		2.5	2.5		2.5	2.5		2.5	2.5
Audit-related fees[2]	0.8	0.2	1.0	0.9	0.2	1.1	1.9	0.3	2.2
sustainability assurance	0.6		0.6	0.8		0.8	1.6		1.6
other	0.1	0.2	0.3	0.2	0.2	0.3	0.3	0.3	0.6
Tax fees
All other fees
Fees	10.3	5.8	16.2	10.8	5.2	16.1	10.8	5.7	16.6
1EY Accountants B.V.
[2]Also known as Assurance fees
Other business income (expenses)
Other business income (expenses) consists of the following:
Philips Group
Other business income (expenses) in millions of EUR

	2022	2023	2024
Result on disposal of businesses:
income	4	50	27
expenses		-	(14)
Result on disposal of fixed assets:
income	3	12	3
expenses	(1)	(1)	-
Result on other remaining businesses:
income	121	49	560
expenses	(109)	(643)	(1,005)
Other business income (expenses)	18	(533)	(429)
Total other business income	127	112	590
Total other business expenses	(109)	(645)	(1,019)
The result on disposal of businesses mainly relates to income (expense) in the respective periods for divestments of non-strategic businesses. For more information refer to Acquisitions and divestments.
The result on disposal of fixed assets mainly relates to the sale of real estate assets.
The result on other remaining businesses mainly relates to the revaluation of contingent consideration and various legal matters. In 2024, Philips Respironics recorded a EUR 984 million provision in connection with the settlement of the Respironics personal injury and the medical monitoring claims in the US. Philips Respironics recorded insurance income of EUR 538 million in connection with the agreement with insurers to partially reimburse the Respironics recall-related product liability claims. For more information on contingent consideration, refer to Provisions.